Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loan Payable

NOTE 7 – LOAN PAYABLE

		June 30, 2020	December 31, 2019
Loan payable at 8%, matures 7/1/2020	* {a}	$620,000	$620,000
Loan payable at 1%, matures 4/23/2022	*	84,200	—
Total		704,200	620,000
Less: short term loans		657,422	620,000
Total long-term loans		$46,778	$—

{a} - On July 1, 2020 the Company extended the note to December 31, 2020 based on the same terms and conditions.
* - unsecured note

Total interest expense on notes payable, amounted to $12,369 and $12,230 for the three months ended June 30, 2020 and 2019, respectively. Total interest expense on notes payable, amounted to $24,599 and $24,460 for the six months ended June 30, 2020 and 2019, respectively Accrued interest related to these notes was $97,979 and $73,381 as of June 30, 2020 and December 31, 2019, respectively.

NOTE 7 – LOAN PAYABLE

During the year ended December 31, 2017, the Company borrowed $367,500 and issued a promissory note with a maturity date of October 18, 2017. This note was later amended to extend the maturity to April 18, 2019. During the year ended December 31, 2018, the Company borrowed an additional $352,500 and issued a promissory note with a maturity date of April 18, 2019. These loans incurred 3% interest per annum. On June 29, 2018, these notes were amended to extend the maturity date to July 1, 2020 and the interest rate was changed to 8% per annum. All accrued interest prior the amendment date was forgiven. Accrued interest related to these notes is $73,381 and $24,460 as of December 31, 2019 and 2018, respectively.

Upon the consolidation of the Company and Kannalife, $100,000 of the above-mentioned borrowings was eliminated due to it being an intercompany transaction. The total, above mentioned, notes payable due is $620,000 as of December 31, 2019.

Total interest expense on notes payable, amounted to $48,921 and $24,460 for the years ended December 31, 2019 and 2018, respectively.